SCHEDULE OF ACCOUNTS PAYABLES ACCRUALS AND OTHER PAYABLE (Details) - USD ($)	Feb. 28, 2025	Aug. 31, 2024	Aug. 31, 2023
Payables and Accruals [Abstract]
Accounts payable	$ 114,606	$ 154,854	$ 40,939
Accruals	47,672	113,046	129,949
Other payables	150,671	95,831	27,487
Total	$ 312,949	$ 363,731	$ 198,375